Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 454	£ 589
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	33	31
Risk-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	359	505
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	33	31
– bid-offer | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	188	190
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– uncertainty | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	50	37
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	1
– credit valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	98	99
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	29	26
– debt valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(64)	(27)
– debt valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	87	206
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	4	4
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	31	19
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	31	19
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	64	65
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 0	£ 0